Consolidated Statements of Shareholders' Equity - USD ($)		Common Stock [Member]		Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2021		$ 13,125	[1]	$ (13,125)	$ 1,282	$ 1,558,620	$ 1,559,902
Balance, shares at Sep. 30, 2021	[1]	13,125,000
Net income for the year			[1]			810,227	810,227
Capital injection from a shareholder			[1]		126,923		126,923
Dividends declared			[1]			(1,597,909)	(1,597,909)
Balance at Sep. 30, 2022		$ 13,125	[1]	(13,125)	128,205	770,938	899,143
Balance, shares at Sep. 30, 2022	[1]	13,125,000
Net income for the year			[1]			1,077,392	1,077,392
Dividends declared			[1]			(1,474,359)	(1,474,359)
Balance at Sep. 30, 2023		$ 13,125	[1]	(13,125)	128,205	373,971	502,176
Balance, shares at Sep. 30, 2023	[1]	13,125,000
Net income for the year			[1]			1,339,008	1,339,008
Share issued in initial public offering		$ 1,500	[1]		2,962,556		2,964,056
Share issued in initial public offering, shares	[1]	1,500,000
Shares issued to Square Gate relating to ELOC		$ 306	[1]		363,980		364,286
Shares issued to Square Gate relating to ELOC, shares	[1]	306,123
Balance at Sep. 30, 2024		$ 14,931	[1]	$ (13,125)	$ 3,454,741	$ 1,712,979	$ 5,169,526
Balance, shares at Sep. 30, 2024	[1]	14,931,123

[1]	Shares presented on a retroactive basis to reflect the reorganization.